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UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:  811-21571

ROGÉ PARTNERS FUNDS

(Exact name of registrant as specified in charter)

630 Johnson Avenue, Suite 103 Bohemia, New York 11716

(Address of principal executive offices)(Zip code)

James P. Ash, Esq.

Gemini Fund Services, LLC

450 Wireless Boulevard

Hauppauge, New York 11788

________________________________________________________________________

(Name and address of agent for service)

Registrant's telephone number, including area code: (631) 218-0077

Date of fiscal year end:  June 30th

Date of reporting period:  July 1, 2011 - June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. PROXY VOTING RECORD: (see attached table)

Appended hereto as Exhibit A is the following information indicating for each matter relating to a portfolio security owned by the Registrant considered at any shareholder meeting held during the twelve month period ended June 30, 2011 with respect to which the Registrant was entitled to vote:

          (a)  The name of the issuer of the portfolio security;

          (b)  The exchange ticker symbol of the portfolio security;

 (c)   The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

          (d)  The shareholder meeting date;

          (e)  A brief identification of the matter voted on;

          (f)  Whether the matter was proposed by the issuer or by a security holder;

          (g)  Whether the Registrant cast its vote on the matter;

 (h)  How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

          (i)  Whether the Registrant cast its vote for or against management.

SIGNATURES

[See General Instruction F]

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)

ROGÉ PARTNERS FUNDS

By (Signature and Title)*                 /s/ Steven Rogé

                           Steven Rogé - President

Date

August 8, 2012

* Print the name and title of each signing officer under his or her signature.

ROGÉ PARTNERS FUNDS								Exhibit A
Investment Company Act File Number: 811-21571
After reviewing material,we have concluded that the proposals were in the shareholders best interest. If there are any exceptions, Steve Roge will give specific reasons for those exceptions.
PROXY VOTING LOGS July 2011 - June 2012
(a) Issuer's Name	(b) Exchange Ticker Symbol	(c)"CUSIP" #	(d) Shareholder Meeting Date	(e) Matter Identification	(f) Proposal Type	(g) Voted	(h) Vote Cast	(i) For or Against Management
Nathans Famous	NATH	632347100	9/15/2011	Proposal #1 Appt. of Nominees: Eide,Gatoff,Genson,Leistner,Lorber,Norbitz,Perlyn,Petrocelli,Raich	Issuer	For	For	For Management
				#2 Ratification of the appointment of Grant Thornton LLP as Auditors for fiscal 2012	Issuer	For	For	For Management
				#3 Approve ompensation of our named executive officers	Issuer	For	For	For Management
				#4 Recommend non-bonding vote, Frequency of the advisory vote on named executive officer compensation.	Issuer	For	For	For Management

Bio-Reference Laboratories	BRLI	09057G602	9/8/2011	Proposal #1 Appt of Nominees: Singer, Elias	Issuer	For	For	For Management
				#2 Hold an advisory vote on executuve compensation as disclosed in these materials.	Issuer	For	For	For Management
				#3 Whether to vote on executive compensation every one, two, three years.	Issuer	For	Three years	For Management
				#4 In their discretion, on all other matters as shall properly come before the meeting.	Issuer	For	For	For Management

Matthew 25 Fund Class A shares	MXXVX	577119100	10/18/2011	Proposal #1 Appt of Nominees: Buck,Cinelli,Clement,Guendelsberger,Mulholland, Satell	Issuer	For	For	For Management
				#2 Approve the funds investment restrictions to allow purchase of ETF's in the portfolio.	Issuer	For	For	For Management
				#3 Ratify the selection of sanville & Company as the independent registered public accounting firm.	Issuer	For	For	For Management

Diageo PLC	DEO	25243Q205	10/19/2011	Proposal #1 Resolution 1. Report and accounts of 2011.	Issuer	For	For	For Management
				#2 Directors remuneration report 2011.	Issuer	For	For	For Management
				#3 Declaration of final dividend.	Issuer	For	For	For Management
				#4 through # 12 - Re election of Danon,Davies,Holden,Humer,Mahlan,Scott,Stitzer,Walsh	Issuer	For	For	For Management
				#13 Re appointment of auditor.	Issuer	For	For	For Management
				#14 Remuneration of auditor.	Issuer	For	For	For Management
				#15 Authority to allot shares.	Issuer	For	For	For Management
				#16 Disapplication of pre-emption rights.	Issuer	For	For	For Management
				#17 Authority to puchase own ordinary shares.	Issuer	For	For	For Management
				#18 Authority to make political donations.	Issuer	For	For	For Management
				#19 Reduced notice of a general meeting other thank an annual general meeting.	Issuer	For	For	For Management

Devry Inc.	DV	251893103	11/3/2011	Proposal#1 Appt of Nominees: Begley,Brown,Butler,Pickrum,and Ruiz	Issuer	For	For	For Management
				#2 Ratification of selection of pricewaterhousecoopers LLP	Issuer	For	For	For Management
				#3 Approval of compensation of our named executive officers	Issuer	For	For	For Management
				#4 Approval of the frequency of shareholder votes on executive compensation 1 year	Issuer	For	1 year	For Management

Covidien PLC	COV	p18665-010	3/13/2012	Proposal #1 Appt of Nominees: Almeida,Arnold,Brust,Connors,Coughlin,Donahue,Hogan,Madaus,Reilley,Zaccagnino	Issuer	For	For	For Management
				#2 Appoint the Independent Auditors and authorize the Auditors remuneration.	Issuer	For	For	For Management
				#3 Advisory vote to approve executive compensation.	Issuer	For	For	For Management
				#4 Authorize the company to make market purchases of company shares.	Issuer	For	For	For Management
				#5 Authorize the price range at which the Company can reissue shares it holds as treasury shares.	Issuer	For	For	For Management
				#6 Amend Articles of Association to provide for escheatment in accordance with U.S. laws.	Issuer	For	For	For Management
				#7 Amend Articles of Association to give the Board of Directors authority to declare non-cash dividends.	Issuer	For	For	For Management

Nestle S.A.	NSRGY	641069406	4/19/2012	Proposal #1 Approval of the Annual Report, the financial statements of Nestle S.A.	Issuer	For	For	For Management
				#2 Release of the members of the Board of directors and of the Management.	Issuer	For	For	For Management
				#3 Appropriation of profits resulting from the balance sheet of Nestle'.	Issuer	For	For	For Management
				#4A Re-election to the Board of Directors - Daniel Borel	Issuer	For	For	For Management
				#4B Re-election to the Board of Directors - Henri de Castries	Issuer	For	For	For Management
				#4C Election of the statutory auditors KPMG SA	Issuer	For	For	For Management
				#5 Capital Reduction (by cancellation of shares)	Issuer	For	For	For Management
				#6 In the event of a new proposal, I instruct the independent representative to vot in favor of the proposal directors	Issuer	For	For	For Management
				#7 Give proxy to Mr. Jean-Ludovic Hartmann an independent representative.	Issuer	For	For	For Management

L 3 Communications Holdings	LLL	502424104	4/24/2012	Proposal #1 Election of Directors	Issuer	For	For	For Management
				1A Lewis Kramer	Issuer	For	For	For Management
				1B Robert B. Millard	Issuer	For	For	For Management
				1C Arthur L. Simon	Issuer	For	For	For Management
				#2 Approval of the L-3 Communications Hildings, Inc. 2012 Cash Incentive Plan	Issuer	For	For	For Management
				#3 Ratification fo the appointment of PricewaterhouseCoopers LLP as public accounting	Issuer	For	For	For Management
				#4 Advisory Vote on Executive Compensation to approve the compensation paid to our named executive officers	Issuer	For	For	For Management

RPC Inc.	RES	749660106	4/24/2012	Proposal #1 Appt of Nominees: Hubbell, Graham, dismuke, Prince	Issuer	For	For	For Management
				#2 Ratify the appointment of Grant thornton LLP as registered public accounting firm.	Issuer	For	For	For Management

General Dynamics Corporation	GD	369550108	5/2/2012	Proposal #1 Appt of Nominees: Barra,Chabraja,Crown,Fricks,Johnson,Jones,Kaminski,Keane,	Issuer	For	For	For Management
				,Lyles,Novakaovic,OsbornWalmsley	Issuer	For	For	For Management
				#2 Selection of Independent Auditors.	Issuer	For	For	For Management
				#3 Vote to approve Executive compensation	Issuer	For	For	For Management
				#4 Approval of General Dynamics 2012 Equity Compensation Plan.	Issuer	For	For	For Management
				#5 Shareholder proposal with regard to a human rights policy.	Issuer	For	For	For Management
				#6 Shareholder proposal with regard to an independent board chariman.	Issuer	For	For	For Management

Strayer Education	STRA	863236105	4/24/2012	Proposal #1 Appt. of Nominees: Silberman,Grusky,Beason,Brock,CasteenIII,Coulter,Johnson	Issuer	For	For	For Management
				McDonnell,Milano,Waite,III, Wargo	Issuer	For	For	For Management
				#2 Ratify the appointment of pricewaterhousecoopers	Issuer	For	For	For Management
				#3 Approve the compensation of the named executive officers	Issuer	For	For	For Management

AstraZeneca PLC ADR	AZN	46353108	4/26/2012	Proposal#1 To receive the company's accounts and the reports of the directors and auditors for the year	Issuer	For	For	For Management
				#2 To confirm dividends	Issuer	For	For	For Management
				#3 re-appoint KPMG Audit PLC London as Auditor	Issuer	For	For	For Management
				#4 Authorise the directors to agree the remuneration of the auditor	Issuer	For	For	For Management
				#5 Appt of Nominees: Schweitzer,Brennan,Lowth,Berger,Burlington,Chipchase,Courtois,Johansson	Issuer	For	For	For Management
				Markham,Rothwell,Vadera,Varley,Wallenberg	Issuer	For	For	For Management
				#6 Approve the Directors Remuneration Report for the year ended 31 December 2011	Issuer	For	For	For Management
				#7 Authorise limited EU political donations	Issuer	For	For	For Management
				#8 Authorise the Directors to allot shares	Issuer	For	For	For Management
				#9 Approve the New SAYE Scheme	Issuer	For	For	For Management
				#10 Authorise to disapply pre-emption rights	Issuer	For	For	For Management
				#11 Authorise the Company to purchase its own shares	Issuer	For	For	For Management
				#12 Reduce the notice period for general meetings	Issuer	For	For	For Management

Assurant Inc.	AIZ	04221x108	5/10/2012	#1 Proposal Appointment of Nominees: Rosen,Carver,Cento,Douglas,Jackson,Kelso,Koch,Mackin,Pollick,Reilly,Stein	Issuer	For	For	For Management
				#2 Appointment of PricewaterhouseCoopers	Issuer	For	For	For Management
				#3 Advisory Approval of the 2011 compensation of companys named executive officers	Issuer	For	For	For Management

Chemed Corporation	CHE	16359r103	5/21/2012	Proposal #1 Appointment of Nominees: Mcnamara,Gemunder,Grace,Hutton,Krebs,Lindell,Rice,Saunders,Walsh,Wood	Issuer	For	For	For Management
				#2 Ratification of audit committee's selection of pricewaterhousecoopers LLP	Issuer	For	For	For Management
				#3 Advisory vote to approve executive compensation.	Issuer	For	For	For Management

Northrop Grumman Corporation	NOC	666807102	5/16/2012	Proposal #1 Appointment of Nominees: Bush,Coleman,Faxio,Felsinger,Frank,Gordon,kleiner,krapek,myers,peters,roughhead	Issuer	For	For	For Management
				#2 Approve advisory basis	Issuer	For	For	For Management
				#3 Appointment of Deloitte & Touche LLP	Issuer	For	For	For Management
				#4 Approve an amendment to the certificate of incorporation ot titan II	Issuer	For	For	For Management
				#5 Approve an amendment to provide additional rights for sharehlder actions by written consent	Issuer	For	For	For Management

Aetna Inc.	AET	00817y108	5/18/2012	Proposal#1 Appointment of Nominees: Aguiree,Bertolini,clark,cohen,coye,farah,franklin,garten hancock,harrington,ludwig	Issuer	For	For	For Management
				#2 Approval of independent of reistered public accounting firm	Issuer	For	For	For Management
				#3 Approval of Company's Executive compensation on a non-binding advisory basis	Issuer	For	For	For Management
				#4 Shareholder proposal on cumulative voting	Issuer	Against	Against	With Management
				#5 Shareholder proposal on political contributions	Issuer	Against	Against	With Management

Amtrust	AFSI	32359309	5/23/2012	Proposal#1 Appointment of Nominees: Decarlo,fisch,gulkowitz,karfunkel,karfunkel,miller,zyskind	Issuer	For	For	For Management
				#2 Ratification of the appointment of BDO USA as independent auditor for year 2012	Issuer	For	For	For Management
				#3 Approval of amendments of the 2010 omnibus incentive plan	Issuer	For	For	For Management

CF Industries Hldgs	CF	125269100	5/10/2012	Proposal#1 Appointment of Nominees: Furbacher,johnson	Issuer	For	For	For Management
				#2 Advisory vote on executive compensation	Issuer	For	For	For Management
				#3 Ratification of the selection of KPMG LLP for accounting firm	Issuer	For	For	For Management
				#4 Proposal regarding declassification of the board of directors	Issuer	Against	Against	With Management
				#5 Proposal regarding majority voting standard for director elections	Issuer	Against	Against	With Management

CME Group	CME	12572q105	5/23/2012	Proposal#1 Appointment of Nominees: Chookaszian,gerdes,glickman,oliff,pinto,pollick,shepard	Issuer	For	For	For Management
				#2 Appointment of Ernst & Young LLP as accounting firm for 2012	Issuer	For	For	For Management
				#3 Vote on the compensation of our named executive officers	Issuer	For	For	For Management
				#4 Approval of the Fourth Amended and Restated Certificate of incorporation of CME group	Issuer	For	For	For Management
				#5 Approval of Amended and Restated Omnibus stock plan	Issuer	For	For	For Management
				#6 Approval of Amended and Restated Employee Stock Purchase Plan	Issuer	For	For	For Management
				#7 Shareholder Proposal Regarding Proxy Access	Issuer	Against	Against	With Management

Telephone and Data Systems	TDS	879433829	5/17/2012	Proposal #1 Appointment of Nominees: Davis,O'leary,saranow,sugarman	Issuer	For	For	For Management
				#2 Ratify accountants for 2012	Issuer	For	For	For Management
				#3 Advisory vote to approve executive compensation	Issuer	For	For	For Management
				#4 Shareholder proposal to recapitalize TD's outstanding stock	Issuer	Against	Against	With Management

Raytheon Company	RTN	755111507	5/31/2012	Proposal #1 Appointment of Nominees: Cartwright,Clark,Deutch,Hadley,Poses,Ruettgers,Skates,Spivey,Stuntz,Swanson	Issuer	For	For	For Management
				#2 Vote on Executive compensation	Issuer	For	For	For Management
				#3 Ratification of Independent Auditors	Issuer	For	For	For Management
				#4 Shareholder Proposal regarding executive stock retention	Issuer	Against	Against	With Management
				#5 Shareholder proposal regrding supplemental executive retirement plans	Issuer	Against	Against	With Management
				#6 Shareholder proposal regarding shareholder action by written consent	Issuer	Against	Against	With Management

Statoil ASA	STO	85771p102	5/15/2012	Proposal#3 Election of Olaug Svarva as chair of the meeting	Issuer	For	For	For Management
				#4 Approval of the notice and the agenda	Issuer	For	For	For Management
				#5 Election of two people to co-sign the minutes	Issuer	For	For	For Management
				#6 Approval of Annual report	Issuer	For	For	For Management
				#7 Proposal from a shareholder	Issuer	Against	Against	With Management
				#8 Declaration on stipulation of salary and other remunearation for executive management	Issuer	For	For	For Management
				#9 Determination of remuneration for external auditor for 2011	Issuer	For	For	For Management
				#10 Election of external auditor	Issuer	For	For	For Management
				#11 Election of members: Olaug Svarva,Kreutzer,Aslaksen,Mannsverk,Olsen,Strommen,Bjerke,Ulstein,	Issuer	For	For	For Management
				Haukvik Kalvig,Bolstafd,Haettta, sletteberg,Haj,anne-margrethe,litlekasoy	Issuer	For	For	For Management
				#12 Remunieration for the coorporate assembly	Issuer	For	For	For Management
				#13 Election of nomination committee: Svarva,Rathke,Haukvik,Rasmussen	Issuer	For	For	For Management
				#14 Remuneration for the nomination committee	Issuer	For	For	For Management
				#15 Acquire Statoil ASA shares in the market in order to continue operation	Issuer	For	For	For Management
				#16 Authorization to acquire Statoil ASA shares in the market for subsequent annulment	Issuer	For	For	For Management